united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/16

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	COMMON STOCKS - 99.9%
	ADVERTISING - 2.1%
1,162	Omnicom Group, Inc.	$ 96,411

	AEROSPACE & DEFENSE - 6.1%
717	Boeing Co.	96,652
405	Lockheed Martin Corp.	94,114
671	Raytheon Co.	84,781
		275,547
	AGRICULTURE - 4.2%
775	British American Tobacco PLC ADR	94,666
956	Philip Morris International, Inc.	93,803
		188,469
	AIRLINES - 3.8%
1,220	Alaska Air Group, Inc.	85,925
537	Allegiant Travel Co.	86,226
		172,151
	AUTO PARTS & EQUIPMENT - 2.2%
1,326	Delphi Automotive PLC	97,633

	BANKS - 1.8%
3,589	Walker & Dunlop, Inc. *	79,137

	BEVERAGES - 2.0%
866	PepsiCo, Inc.	89,163

	BIOTECHNOLOGY - 2.0%
1,037	Gilead Sciences, Inc.	91,474

	CHEMICALS - 6.4%
1,351	Celanese Corporation - Series A	95,516
1,104	LyondellBasell Industries NV	91,268
835	Terra Nitrogen Company LP	101,811
		288,595
	COMMERCIAL SERVICES - 3.3%
2,526	H&R Block Inc.	51,126
4,824	Western Union Co.	96,480
		147,606
	COMPUTERS - 1.8%
890	Apple, Inc.	83,429

	COMPUTER SERVICES - 4.2%
1,571	Amdocs Ltd.	88,824
683	International Business Machines Corp.	99,677
		188,501
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
9,001	Navient Corp.	123,044
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016
Shares		Value
	FOOD - 2.1%
1,525	Campbell Soup Co.	$ 94,108

	HOUSEHOLD PRODUCTS - 1.9%
670	Kimberly-Clark Corp.	83,877

	HOUSEWARES - 2.4%
1,853	Tupperware Brands Corp.	107,604

	INSURANCE - 4.2%
1,474	Aflac, Inc.	101,662
804	The Travelers Cos., Inc.	88,360
		190,022
	INTERNET - 1.9%
2,237	CDW Corp.	86,124

	MEDIA - 1.7%
1,877	Viacom, Inc.	76,769

	MISCELLANEOUS - 1.7%
1,895	American Railcar Industries	77,714

	OFFICE & BUSINESS EQUIPMENT - 2.0%
4,393	Pitney Bowes, Inc.	92,121

	OIL & GAS - 8.7%
2,086	Marathon Petroleum Corp.	81,521
1,074	Phillips 66	88,186
986	Tesoro Corp.	78,574
1,265	Valero Energy Corp.	74,470
2,614	Western Refining Inc	69,951
		392,702
	PHARMACEUTICALS - 2.0%
2,817	Pfizer, Inc.	92,144

	RETAIL - 17.5%
2,218	Big Lots Inc.	101,717
1,731	Brinker International, Inc.	80,180
1,280	Foot Locker Inc.	78,643
3,486	Gap, Inc.	80,805
685	Home Depot, Inc.	91,715
1,729	Kohl's Corp.	76,595
695	McDonald's Corp.	87,911
2,545	Outerwall, Inc.	105,134
4,764	PetMed Express, Inc.	87,181
		789,881
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016
Shares		Value
	SOFTWARE - 2.7%
2,522	Ebix, Inc.	$ 121,359

	TELECOMMUNICATIONS - 4.1%
3,103	TELUS Corp.	98,241
1,722	Verizon Communications Inc	87,719
		185,960
	TOYS/GAMES/HOBBIES - 2.2%
1,156	Hasbro, Inc.	97,844

	TRANSPORTATION - 2.2%
6,423	Ship Finance International Ltd	97,437

	TOTAL COMMON STOCKS (Cost $4,704,063)	4,506,826

	TOTAL INVESTMENTS - 99.9% (Cost $4,704,063)(a)	$ 4,506,826
	OTHER ASSETS LESS LIABILITIES - 0.1%	4,142
	NET ASSETS - 100.0%	$ 4,510,968

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $4,705,430 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 251,248
	Unrealized Depreciation:	(449,852)
	Net Unrealized Depreciation:	$ (198,604)

* Non-income producing security.
ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,506,826	$ -	$ -	$ 4,506,826
Total	$ 4,506,826	$ -	$ -	$ 4,506,826

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/29/16